Basis of accounting, Currency translation rates (Tables)	6 Months Ended
Jun. 30, 2025
Foreign Exchange Rates [Line Items]
Currency translation rates

Currency translation rates
Closing exchange rate Average rate
1
As of For the quarter ended Year-to-date
30.6.25 31.3.25 31.12.24 30.6.24 30.6.25 31.3.25 30.6.24 30.6.25 30.6.24
1 CHF 1.26 1.13 1.10 1.11 1.23 1.11 1.10 1.17 1.12
1 EUR 1.18 1.08 1.04 1.07 1.15 1.05 1.07 1.10 1.08
1 GBP 1.37 1.29 1.25 1.26 1.35 1.26 1.26 1.31 1.26
100 JPY 0.69 0.67 0.63 0.62 0.70 0.66 0.63 0.68 0.65
1 Monthly income statement items of operations with a functional currency other than the US dollar are translated into US dollars using month-end rates. Disclosed average rates for a quarter represent an average of three month-end rates, weighted according to the income and expense volumes of all operations of UBS AG with the same functional currency for each month. Weighted average rates for individual business divisions may deviate from the weighted average rates for UBS AG.